UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 -5034

Salomon Funds Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON FUNDS TRUST

NATIONAL TAX FREE BOND FUND

CALIFORNIA TAX FREE BOND FUND

NEW YORK TAX FREE BOND FUND

MID CAP FUND

FORM N-Q

SEPTEMBER 30, 2006

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 98.5%
California - 5.0%
$1,000,000	AAA	Calleguas Las Virgines, CA, Public Financing Authority Revenue, Refunding Bonds, Calleguas Municipal Water District, Series B, MBIA-Insured, 5.250% due 7/1/17	$1,097,300
450,000	AAA	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	490,662

		Total California	1,587,962

Colorado - 3.3%
500,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care, Series F, 5.000% due 3/1/25	513,795
500,000	AAA	Pueblo County, CO, School District Number 60, GO, FGIC-Insured, 5.250% due 12/15/20	537,670

		Total Colorado	1,051,465

Florida - 12.1%
2,000,000	AAA	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, MBIA-Insured, 5.250% due 10/1/21	2,172,760
		Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
250,000	AAA	Series A, FGIC-Insured, 5.550% due 10/1/13 (a)	268,117
300,000	AAA	Series B, MBIA-Insured, 5.250% due 10/1/17(a)	321,540
		Orlando, FL, Utilities Commission Water & Electricity Revenue, Refunding Bonds, Series C:
630,000	AA	5.250% due 10/1/21	676,444
400,000	AA	5.250% due 10/1/23	427,944

		Total Florida	3,866,805

Illinois - 15.4%
1,250,000	AAA	Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, FSA-Insured, 5.750% due 1/1/19 (a)	1,382,137
500,000	AAA	Cook County, IL, GO, Refunding, Series B, MBIA-Insured, 5.250% due 11/15/18	545,450
		Illinois State, GO:
1,500,000	AAA	First Series, FGIC-Insured, 6.100% due 1/1/20	1,609,875
500,000	AAA	Refunding, First Series, MBIA-Insured, 5.500% due 8/1/19	545,105
750,000	Aaa(b)	Will County, IL, GO, Community Consolidated School District Number 30-C, Troy Township, Series B, FSA-Insured, 5.250% due 2/1/20	814,928

		Total Illinois	4,897,495

Indiana - 6.0%
250,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	260,067
1,550,000	AAA	Indiana Transportation Finance Authority Highway Revenue, Series A, FGIC-Insured, 5.250% due 6/1/29	1,666,064

		Total Indiana	1,926,131

Iowa - 0.2%
55,000	AAA	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	56,823

Kentucky - 3.6%
750,000	AAA	Kenton County, KY, Airport Board Revenue, Refunding Bonds, Cincinnati/Northern Kentucky, Series A, MBIA-Insured, 5.625% due 3/1/15 (a)	812,505
300,000	AAA	Louisville & Jefferson County, KY, Regional Airport Authority, Airport Systems Revenue, Series A, FSA-Insured, 5.750% due 7/1/17 (a)	325,479

		Total Kentucky	1,137,984

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Mississippi - 4.0%
$5,000	A(c)	Mississippi Higher Education Student Loan, Subordinated Series C, 6.050% due 9/1/07 (a)	$5,048
1,235,000	AA	Mississippi State, GO, Port Improvement, Series 16, 5.000% due 9/1/17 (a)	1,259,255

		Total Mississippi	1,264,303

Missouri - 3.3%
1,000,000	AA	Missouri State, HEFA Revenue, BJC Health System, Series A, 5.000% due 5/15/21	1,058,760

Montana - 5.6%
1,750,000	AAA	Forsyth, MT, PCR, Refunding, Northwestern Corp. Colstrip, AMBAC-Insured, 4.650% due 8/1/23	1,794,328

New Hampshire - 3.4%
1,000,000	AAA	New Hampshire HEFA Revenue, University Systems of New Hampshire, AMBAC-Insured, 5.375% due 7/1/20	1,085,320

New Jersey - 5.2%
		New Jersey EDA, Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured:
500,000	AAA	5.250% due 7/1/16	547,850
750,000	AAA	5.250% due 7/1/17	821,250
280,000	AAA	Passaic Valley, NJ, Sewage Commissioners, Sewer System, Series D, AMBAC-Insured, 5.750% due 12/1/07 (d)	287,174

		Total New Jersey	1,656,274

New Mexico - 1.7%
500,000	AAA	New Mexico Finance Authority State Transportation Revenue, Senior Lien, Series A, MBIA-Insured, 5.250% due 6/15/23	541,025

New York - 12.2%
1,300,000	AAA	Metropolitan Transportation Authority, New York Services Contract, Refunding Bonds, Series A, AMBAC-Insured, 5.500% due 11/15/15	1,442,688
		New York City, NY, GO:
500,000	AA-	Series A, 5.750% due 8/1/16	552,690
750,000	AAA	Series D, FSA-Insured, 5.000% due 11/1/17	808,275
250,000	AA-	New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities, Series A, Call 7/1/10 @ 101, 6.000% due 7/1/14 (e)	273,553
750,000	AA-	Triborough Bridge & Tunnel Authority Revenues, Refunding Bonds, Series B, 5.250% due 11/15/16	814,342

		Total New York	3,891,548

Oregon - 6.9%
		Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	AA	5.250% due 10/1/16	1,094,800
1,000,000	AA	5.250% due 10/1/20	1,086,920

		Total Oregon	2,181,720

Texas - 6.3%
500,000	AAA	Austin, TX, Airport System Revenue, Refunding, Prior Lien, MBIA-Insured, 5.250% due 11/15/17	542,530
1,100,000	AAA	Hidalgo County, TX, GO, Certificates of Obligation, FGIC-Insured, 5.500% due 8/15/16	1,203,466
85,000	AAA	Houston, TX, GO, Refunding Bonds, Public Improvement, FSA-Insured, 5.750% due 3/1/17	91,379
115,000	AAA	Keller, TX, ISD, GO, Refunding, PSF-GTD-Insured, 5.250% due 8/15/22	122,074
55,000	AAA	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	59,636

		Total Texas	2,019,085

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Washington - 4.3%
$750,000	AAA	Energy Northwest Washington Electric Revenue, Refunding Bonds, Columbia Generating Station, Series A, FSA-Insured, 5.500% due 7/1/16	$813,113
500,000	AAA	Snohomish County, WA, School District Number 2, Everett, GO, FSA-Insured, 5.500% due 12/1/16	546,875

		Total Washington	1,359,988

		TOTAL INVESTMENTS - 98.5% (Cost - $30,905,563#)	31,377,016
		Other Assets in Excess of Liabilities - 1.5%	475,865

		TOTAL NET ASSETS - 100.0%	$31,852,881

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Rating by Moody’s Investors Service.

(c)	Rating by Fitch Ratings Service.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 12 and 13 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
ISD	—	Independent School District
MBIA	—	Municipal Bond Investors Assurance Corporation
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
PSFG	—	Permanent School Fund Guaranty
USD	—	Unified School District

Summary of Investments by Industry * (unaudited)

General Obligation	29.3%
Transportation	25.9
Hospitals	12.8
Miscellaneous	6.9
Utilities	6.1
Pollution Control	5.7
Industrial Development	4.4
Water and Sewer	3.5
Education	3.4
Escrowed to Maturity	0.9
Pre-Refunded	0.9
Housing: Single-Family	0.2

100.0%

*	As a percent of total investments. Please note that Fund holdings are as of September 30, 2006 and are subject to change.

See Notes to Schedules of Investments.

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.8%
General Obligation - 48.0%
$350,000	AAA	Anaheim, CA, School District, GO, Refunding, FGIC-Insured, 5.000% due 8/1/23	$373,376
350,000	A+	California State, GO, Refunding, 5.250% due 2/1/21	376,533
350,000	AAA	Cerritos, CA, Community College District, GO, Refunding, AMBAC-Insured, 5.000% due 8/1/18	380,348
150,000	AAA	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	163,554
250,000	AAA	Los Altos, CA, School District, GO, Refunding, AMBAC-Insured, 5.000% due 8/1/21	270,598
350,000	AAA	Moreland, CA, School District, GO, Refunding, Series B, AMBAC-Insured, 5.000% due 8/1/23	377,006
325,000	AAA	San Francisco, CA, Community College District, GO, Election 2001, Series B, AMBAC-Insured, 5.000% due 6/15/15	353,711
350,000	AAA	Shasta Tehama Trinity, CA, Joint Community College District, GO, Election 2002, Series B, FSA-Insured, 5.250% due 8/1/24	386,134
500,000	AAA	Ventura, CA, Communiy College District, GO, Series A, MBIA-Insured, 5.500% due 8/1/23	551,060
215,000	AAA	Walnut Valley, CA, USD, Refunding Bonds, FSA-Insured, 5.250% due 8/1/18	238,517

		Total General Obligation	3,470,837

Housing: Multi-Family - 14.1%
1,000,000	AAA	California Housing Finance Agency Revenue, MFH III, Series A, MBIA-Insured, 5.850% due 8/1/17 (a)	1,024,120

Housing: Single-Family - 1.6%
115,000	AA-	California Housing Finance Agency Revenue, Single Family Mortgage Purpose Program, Series A-2, Class III, 4.800% due 8/1/12 (a)	115,230

Miscellaneous - 6.7%
200,000	AAA	Puerto Rico Public Finance Corp., Commonwealth Appropriation, Refunding Bonds, Series A, FGIC-Insured, LOC-Government Bank for Puerto Rico (Expires 4/12/12), 5.250% due 8/1/31 (b)	215,148
250,000	AA	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds, Series A, 6.000% due 12/1/14	273,298

		Total Miscellaneous	488,446

Transportation - 8.8%
250,000	AAA	Los Angeles, CA, Harbor Department Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 8/1/19	274,303
350,000	AAA	San Francisco, CA, Bay Area Rapid, District Sales Tax Revenue, Unrefunded Balance, AMBAC-Insured, 5.000% due 7/1/28	359,971

		Total Transportation	634,274

Utilities - 7.4%
500,000	AAA	Sacramento, CA, Municipal Utility District, Electric Revenue, Refunding, Series Q, FSA-Insured, 5.250% due 8/15/21	538,585

Water and Sewer - 10.2%
300,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, MBIA-IBC Insured, 6.250% due 7/1/13	347,583
355,000	AAA	San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, FSA-Insured, 5.000% due 11/1/18	388,022

		Total Water and Sewer	735,605

		TOTAL INVESTMENTS - 96.8% (Cost - $6,865,957#)	7,007,097
		Other Assets in Excess of Liabilities - 3.2%	228,434

		TOTAL NET ASSETS - 100.0%	$7,235,531

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 12 and 13 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
USD	—	Unified School District

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 94.4%
Education - 25.5%
		New York State Dormitory Authority Revenue:
$3,000,000	AAA	City University of New York, Consolidated Second General Resolution, Series A, AMBAC-Insured, 5.750% due 7/1/18	$3,460,650
		New York University, Series A, MBIA-Insured:
1,000,000	AAA	5.750% due 7/1/15	1,150,250
6,300,000	AAA	5.750% due 7/1/27	7,655,697
1,500,000	AAA	School District Financing Program, Series A, MBIA-Insured, 5.750% due 10/1/17	1,658,805
		State University:
1,070,000	AAA	Adult Facilities, Series C, FSA-Insured, 5.750% due 5/15/17	1,247,748
2,030,000	AA-	Educational Facilities, Series B, 5.250% due 5/15/13	2,210,528
		New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, Series C:
1,000,000	A+	5.500% due 6/1/16	1,092,980
1,700,000	A+	5.250% due 12/1/21	1,822,026
1,640,000	Aaa(a)	Schenectady, NY, Industrial Development Agency, Civic Facility Revenue, Union College Project, Series A, AMBAC-Insured, 5.500% due 7/1/16	1,787,272

		Total Education	22,085,956

Escrowed to Maturity (b) - 5.9%
		Metropolitan Transportation Authority, New York Services Contract, Transportation Facilities, Series O:
3,000,000	AAA	5.750% due 7/1/13	3,255,210
1,000,000	AAA	MBIA/IBC Insured, 5.500% due 7/1/17	1,137,950
675,000	AAA	New York State Housing Finance Agency, State University Construction, Series A, 7.900% due 11/1/06	677,241

		Total Escrowed to Maturity	5,070,401

General Obligation - 8.0%
2,100,000	Aaa(a)	Erie County, NY, Public Improvement, Series A, FGIC-Insured, 5.000% due 9/1/15	2,247,084
		New York City, NY:
1,000,000	AA-	Series B, 5.625% due 12/1/13	1,093,030
380,000	AA-	Unrefunded Balance, GO, Series B, 5.750% due 8/1/14	412,528
1,600,000	AA-	New York City, NY, GO,, Series A, 5.750% due 8/1/16	1,768,608
1,250,000	AAA	Puerto Rico Commonwealth, Refunding, Public Improvement, Series A, MBIA-Insured, 5.500% due 7/1/16	1,429,250

		Total General Obligation	6,950,500

Hospitals - 5.7%
		New York State Dormitory Authority Revenue:
2,000,000	AAA	Mental Health Services Facilities Improvement, Series D, FGIC-Insured, 5.000% due 2/15/23	2,121,900
2,500,000	AAA	North Shore University Hospital, MBIA-Insured, 5.500% due 11/1/14	2,817,150

		Total Hospitals	4,939,050

Housing: Multi-Family - 2.0%
1,645,000	AA	New York City Housing Development Corp., MFH Revenue, Series E, SONYMA-Insured, 6.100% due 11/1/19	1,736,511

Housing: Single-Family - 3.8%
3,200,000	Aa1(a)	New York State Mortgage Agency Revenue, Homeowner Mortgage, Series 71, 5.350% due 10/1/18 (c)	3,279,328

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Lease - 4.9%
$3,500,000	AAA	New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, Series A, AMBAC-Insured, 5.500% due 5/15/28	$4,197,865

Pre-Refunded (d) - 6.3%
2,070,000	AA-	New York City, NY, GO, Series B, Call 8/1/10 @ 101, 5.750% due 8/1/14	2,250,297
580,000	AAA	New York City, NY, TFA Revenue, Future Tax Secured, Series A, Call 2/15/10 @ 101, 5.750% due 2/15/14	626,400
1,500,000	A+	New York State Dormitory Authority Revenue, Court Facilities, Series A, Call 5/15/13 @ 100, 5.500% due 5/15/17	1,664,490
785,000	AAA	New York State Thruway Authority, Highway and Bridge Transportation Fund, Series C, AMBAC-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/15	861,176

		Total Pre-Refunded	5,402,363

Sales Tax - 18.8%
		New York City, NY, TFA Revenue:
1,155,000	AAA	Future Tax Secured, Series B, 5.375% due 2/1/15	1,257,368
1,685,000	AAA	Series A, 5.500% due 11/15/17	1,849,523
175,000	AAA	Unrefunded, Future Tax, Series A, 5.750% due 2/15/16	188,827
		New York State Local Assistance Corp., Refunded:
3,000,000	AAA	Series C, 5.500% due 4/1/17	3,395,220
2,255,000	AAA	Series E, 6.000% due 4/1/14	2,552,322
		Sales Tax Asset Receivables Corp. NY, Series A, MBIA-Insured:
2,500,000	AAA	5.250% due 10/15/18	2,745,200
4,000,000	AAA	5.000% due 10/15/21	4,286,560

		Total Sales Tax	16,275,020

Tax Allocation - 1.3%
1,090,000	Aa3(a)	34th Street Partnership Inc., New York, Refunding, Capital Improvement, 5.000% due 1/1/16	1,154,550

Transportation - 10.3%
2,500,000	AAA	Metropolitan Transportation Authority, New York Services Contract, Refunding Bonds, Series A, AMBAC-Insured, 5.500% due 11/15/15	2,774,400
		New York State Thruway Authority:
215,000	AAA	Highway and Bridge Transportation Fund Unrefunded Balance, Series C, AMBAC-Insured, 5.500% due 4/1/15	235,526
1,100,000	AA-	Service Contract Revenue, Local Highway and Bridge, 5.500% due 4/1/14	1,202,729
3,000,000	AA-	Unrefunded Balance, Series E, 5.250% due 1/1/13	3,092,550
1,500,000	AAA	Puerto Rico Commonwealth, Highway & Transportation Authority, Highway Revenue, Series G, FGIC-Insured, 5.250% due 7/1/16	1,639,380

		Total Transportation	8,944,585

Utilities - 1.9%
1,500,000	AAA	Long Island Power Authority, New York Electric System Revenue, Series C, MBIA/IBC-Insured, 5.500% due 9/1/21	1,653,600

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $78,379,095)	81,689,729

SHORT-TERM INVESTMENTS(e) - 2.5%
Hospital - 1.9%
1,615,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services Facilities, Series F-2C, FSA Insured, SPA-Dexia Credit Local, 3.700%, 10/5/06	1,615,000

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 0.6%
$500,000	VMIG1(a)	New York State Housing Finance Agency Revenue, 1500 Lexington Associates LLC, Series A, Remarketed 4/15/04, LIQ-FNMA, 3.750%, 10/4/06 (c)	$500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,115,000)	2,115,000

		TOTAL INVESTMENTS - 96.9% (Cost - $80,494,095#)	83,804,729
		Other Assets in Excess of Liabilities - 3.1%	2,692,891

		TOTAL NET ASSETS - 100.0%	$86,497,620

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 12 and 13 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Facility
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
SONYMA	—	State of New York Mortgage Association
SPA	—	Standby Bond Purchase Agreement
TFA	—	Transitional Finance Authority

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 1.1%
4,125	BorgWarner Inc.	$235,826

Diversified Consumer Services - 2.0%
40,000	ServiceMaster Co.	448,400

Hotels, Restaurants & Leisure - 5.6%
12,000	CBRL Group Inc.	485,160
11,805	OSI Restaurant Partners Inc.	374,336
6,825	Station Casinos Inc.	394,690

	Total Hotels, Restaurants & Leisure	1,254,186

Household Durables - 1.3%
1,933	Mohawk Industries Inc.*	143,912
3,500	Ryland Group Inc.	151,235

	Total Household Durables	295,147

Media - 4.3%
6,300	Lamar Advertising Co., Class A Shares*	336,483
19,000	Warner Music Group Corp.	493,050
180	Washington Post Co., Class B Shares	132,660

	Total Media	962,193

Multiline Retail - 2.5%
30,000	Dollar General Corp.	408,900
8,675	Saks Inc.	149,904

	Total Multiline Retail	558,804

Specialty Retail - 4.4%
16,950	AnnTaylor Stores Corp.*	709,527
5,900	Chico’s FAS Inc.*	127,027
4,650	O’Reilly Automotive Inc.*	154,427

	Total Specialty Retail	990,981

	TOTAL CONSUMER DISCRETIONARY	4,745,537

CONSUMER STAPLES - 5.4%
Food Products - 2.5%
10,860	Hormel Foods Corp.	390,743
3,350	J.M. Smucker Co.	160,632

	Total Food Products	551,375

Household Products - 2.3%
13,200	Church & Dwight Co. Inc.	516,252

Personal Products - 0.6%
3,725	Chattem Inc.*	130,822

	TOTAL CONSUMER STAPLES	1,198,449

ENERGY - 6.7%
Energy Equipment & Services - 4.3%
12,600	Patterson-UTI Energy Inc.	299,376
9,800	Rowan Cos. Inc.	309,974
6,400	Smith International Inc.	248,320
2,756	Weatherford International Ltd.*	114,980

	Total Energy Equipment & Services	972,650

Oil, Gas & Consumable Fuels - 2.4%
6,800	Murphy Oil Corp.	323,340
6,600	Precision Drilling Trust	203,412

	Total Oil, Gas & Consumable Fuels	526,752

	TOTAL ENERGY	1,499,402

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 14.7%
Commercial Banks - 3.6%
2,025	City National Corp.	$135,797
3,624	Commerce Bancshares Inc.	183,266
6,085	Compass Bancshares Inc.	346,723
6,406	CVB Financial Corp.	94,617
881	Toronto-Dominion Bank	52,102

	Total Commercial Banks	812,505

Insurance - 9.7%
15,000	Assurant Inc.	801,150
17,000	Marsh & McLennan Cos. Inc.	478,550
4,600	Max Re Capital Ltd.	105,616
10,125	Philadelphia Consolidated Holding Corp.*	402,772
5,200	Platinum Underwriters Holdings Ltd.	160,316
2,700	StanCorp Financial Group Inc.	120,501
180	White Mountains Insurance Group Ltd.	89,453

	Total Insurance	2,158,358

Real Estate Investment Trusts (REITs) - 1.4%
1,656	Brandywine Realty Trust	53,903
4,750	Developers Diversified Realty Corp.	264,860

	Total Real Estate Investment Trusts (REITs)	318,763

	TOTAL FINANCIALS	3,289,626

HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 3.3%
1,450	C.R. Bard Inc.	108,750
5,475	Edwards Lifesciences Corp.*	255,080
9,800	Respironics Inc.*	378,378

	Total Health Care Equipment & Supplies	742,208

Health Care Providers & Services - 0.8%
3,550	Apria Healthcare Group Inc.*	70,077
2,800	Community Health Systems Inc.*	104,580

	Total Health Care Providers & Services	174,657

Pharmaceuticals - 1.0%
4,700	Sepracor Inc.*	227,668

	TOTAL HEALTH CARE	1,144,533

INDUSTRIALS - 19.2%
Aerospace & Defense - 2.8%
3,508	Alliant Techsystems Inc.*	284,358
6,000	Armor Holdings Inc.*	343,980

	Total Aerospace & Defense	628,338

Airlines - 1.0%
23,812	JetBlue Airways Corp.*	220,737

Commercial Services & Supplies - 5.1%
4,325	ARAMARK Corp., Class B Shares	142,119
1,650	HNI Corp.	68,607
6,625	Manpower Inc.	405,914
6,500	R.R. Donnelley & Sons Co.	214,240
9,400	Robert Half International Inc.	319,318

	Total Commercial Services & Supplies	1,150,198

Construction & Engineering - 2.4%
10,100	Granite Construction Inc.	538,835

Industrial Conglomerates - 2.7%
7,245	Carlisle Cos. Inc.	609,305

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Machinery - 3.9%
5,575	Actuant Corp., Class A Shares	$279,308
12,500	AGCO Corp.*	316,875
9,000	Timken Co.	268,020

	Total Machinery	864,203

Road & Rail - 1.3%
15,475	Werner Enterprises Inc.	289,537

	TOTAL INDUSTRIALS	4,301,153

INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 0.8%
10,400	ADC Telecommunications Inc.*	156,000
1,525	Plantronics Inc.	26,733

	Total Communications Equipment	182,733

Electronic Equipment & Instruments - 1.5%
5,225	Amphenol Corp., Class A Shares	323,584

IT Services - 5.4%
15,000	Accenture Ltd., Class A Shares	475,650
11,900	DST Systems Inc.*	733,873

	Total IT Services	1,209,523

Semiconductors & Semiconductor Equipment - 3.0%
3,400	Lam Research Corp.*	154,122
17,050	LSI Logic Corp.*	140,151
7,525	National Semiconductor Corp.	177,064
7,000	Novellus Systems Inc.*	193,620

	Total Semiconductors & Semiconductor Equipment	664,957

Software - 0.9%
6,120	Parametric Technology Corp.*	106,855
7,150	Quest Software Inc.*	102,102

	Total Software	208,957

	TOTAL INFORMATION TECHNOLOGY	2,589,754

MATERIALS - 4.6%
Chemicals - 2.4%
3,450	FMC Corp.	221,042
7,125	Lubrizol Corp.	325,826

	Total Chemicals	546,868

Construction Materials - 1.2%
5,290	Rinker Group Ltd., ADR	272,223

Containers & Packaging - 1.0%
4,225	AptarGroup Inc.	214,968

	TOTAL MATERIALS	1,034,059

TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
8,000	ALLTEL Corp.	444,000
2,325	Telephone & Data Systems Inc.	97,883
2,325	Telephone & Data Systems Inc., Special Shares	94,976

	TOTAL TELECOMMUNICATION SERVICES	636,859

UTILITIES - 1.8%
Multi-Utilities - 1.8%
8,100	Sempra Energy	407,025

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $15,532,048)	20,846,397

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 7.2%
Repurchase Agreement - 7.2%
$1,608,000	Interest in $414,241,000 joint tri-party repurchase agreement dated 9/29/06 with Banc of America Securities LLC, 5.300% due 10/2/06; Proceeds at maturity - $1,608,710; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.600% due 2/28/07 to 9/26/13; Market value - $1,640,162) (Cost - $1,608,000)	$1,608,000

	TOTAL INVESTMENTS - 100.3% (Cost - $17,140,048#)	22,454,397
	Liabilities in Excess of Other Assets - (0.3)%	(72,266)

	TOTAL NET ASSETS - 100.0%	$22,382,131

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—	American Depositary Receipt

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers National Tax Free Bond Fund (“National Tax Free Bond Fund”), Salomon Brothers California Tax Free Bond Fund (“California Tax Free Bond Fund”) and Salomon Brothers New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) each are separate non-diversified series of the Salomon Funds Trust (the “Trust”). Salomon Brothers Mid Cap Fund (“Mid Cap Fund”) is a separate diversified series of the Trust. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund Concentration. Since the California Tax Free Bond Fund and the Salomon Brothers New York Tax Free Bond Fund invest primarily in obligations of issuers within California and New York respectively, they are subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California and New York respectively.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
National Tax Free Bond Fund	$492,057	$(20,604)	$471,453
California Tax Free Bond Fund	144,171	(3,031)	141,140
New York Tax Free Bond Fund	3,462,262	(151,628)	3,310,634
Mid Cap Fund	5,605,539	(291,190)	5,314,349

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Funds Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2006